LOANS (Details 3) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 3,354	$ 5,209	$ 4,807
Total Current	869,280	843,222	747,933
Total Loans	872,634	848,431	752,740
90 Days or More Past Due and Accruing	0	0	0
Nonaccrual Loans	8,375	6,261	9,033
30 - 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	388	1,165	774
60 - 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	443	269	3,892
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,523	3,775	141
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	519	1,261	3,669
Total Current	372,916	363,606	367,841
Total Loans	373,435	364,867	371,510
90 Days or More Past Due and Accruing	0	0	0
Nonaccrual Loans	519	519	7,102
Commercial real estate | 30 - 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	742	0
Commercial real estate | 60 - 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	3,669
Commercial real estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	519	519	0
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,992	3,207	12
Total Current	380,558	358,575	240,211
Total Loans	382,550	361,782	240,223
90 Days or More Past Due and Accruing		0	0
Nonaccrual Loans	6,919	4,830	1,505
Commercial | 30 - 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	131	40	12
Commercial | 60 - 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Commercial | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,861	3,167	0
Residential real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	614	574	958
Total Current	54,284	56,787	66,766
Total Loans	54,898	57,361	67,724
90 Days or More Past Due and Accruing	0	0	0
Nonaccrual Loans	822	850	364
Residential real estate | 30 - 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	227	321	699
Residential real estate | 60 - 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	358	223	178
Residential real estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	30	81
Construction and land development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Total Current	42,441	44,606	55,828
Total Loans	42,441	44,606	55,828
90 Days or More Past Due and Accruing	0	0	0
Nonaccrual Loans	0	0	0
Construction and land development | 30 - 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Construction and land development | 60 - 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Construction and land development | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0	0
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	229	167	168
Total Current	19,081	19,648	17,287
Total Loans	19,310	19,815	17,455
90 Days or More Past Due and Accruing	0	0	0
Nonaccrual Loans	115	62	62
Consumer | 30 - 59 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	30	62	63
Consumer | 60 - 89 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	85	46	45
Consumer | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 114	$ 59	$ 60